VANECK RUSSIA SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 0.0%
: 0.0%
NOVABEV GROUP PJSC BONUS 78,645 $ 0
Underline
Banks : 0.0%
Credit Bank of Moscow PJSC *∞ 21,005,200 0
Underline
Consumer Discretionary Distribution &
Retail : 0.0%
Detsky Mir PJSC 144A *∞ 1,155,798 0
M.Video PJSC *∞ 110,194 0
0
Consumer Staples Distribution & Retail : 0.0%
Lenta International Co. PJSC
(GDR) *∞ 263,199 0
Underline
Energy : 0.0%
Sovcomflot PJSC ∞ 989,960 0
Underline
Financial Services : 0.0%
SFI PJSC ∞ 2,663 0
Underline
Food, Beverage & Tobacco : 0.0%
NovaBev Group PJSC ∞ 11,235 0
Underline
Materials : 0.0%
Mechel PJSC *∞ 438,883 0
Raspadskaya OJSC *∞ 703,205 0
Segezha Group PJSC 144A *∞ 8,945,900 0
0
Number
of Shares Value
Real Estate Management & Development :
0.0%
Etalon Group Plc (GDR) *∞ 394,873 $ 0
Gruppa Kompanii Samolyot
PAO *∞ 16,988 0
LSR Group PJSC ∞ 103,574 0
0
Telecommunication Services : 0.0%
Sistema AFK PAO ∞ 6,612,640 0
Underline
Transportation : 0.0%
Aeroflot PJSC *∞ 1,885,382 0
Globaltrans Investment Plc
(GDR) *∞ 182,773 0
Novorossiysk Commercial Sea
Port PJSC ∞ 8,972,400 0
0
Utilities : 0.0%
Mosenergo PJSC ∞ 19,492,800 0
OGK-2 PJSC *∞ 51,450,600 0
TGC-1 PJSC *∞ 1,701,100,000 0
Unipro PJSC *∞ 24,734,000 0
0
Total Common Stocks
(Cost: $22,371,077) 0
PREFERRED SECURITIES: 0.0%
(Cost: $341,612)
Utilities : 0.0%
Rosseti Lenenergo PJSC ∞ 171,506 0
Underline
Total Investments: –%
(Cost: $22,712,689) 0
Other assets less liabilities: 100.0% 2,274,015
NET ASSETS: 100.0% $ 2,274,015
Definitions:
GDR Global Depositary Receipt
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $0, or 0.0% of net assets.